Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables [Abstract]
Payables to non-trade vendors and service providers	$ 11,823	$ 6,060
Accrued salary	21	13
Others		1,419
Total other payables	$ 11,844	$ 7,492